Mortgage Loans Payable, Net - Mortgage Loans Payable (Detail) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Change in Carrying Amount of Mortgage Loans Payable [Roll Forward]
Beginning balance	$ 17,827,000	[1],[2],[3]	$ 26,070,000	[1],[2]	$ 26,070,000	[1],[2]	$ 16,892,000
Assumptions on mortgage loans payable					0		9,735,000
Amortization of deferred financing costs	7,000		20,000		40,000		78,000
Amortization of discount/premium on mortgage loans payable	12,000		12,000		49,000		41,000
Scheduled principal payments on mortgage loans payable	(138,000)		(7,869,000)		(8,332,000)		(650,000)		$ (449,000)
Deferred financing costs					0		(26,000)
Ending balance	$ 17,708,000	[1],[3]	$ 18,233,000		$ 17,827,000	[1],[2],[3]	$ 26,070,000	[1],[2]	$ 16,892,000

[1]	Carrying amount is net of any discount/premium and deferred financing costs.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[3]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.